ORGANIZATION (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Variable Interest Entity

			Percentage of
	Date of	Place of	ownership by
Entity	establishment	establishment	the Company	Principal activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
BT Mining Limited ("BT Mining")	April 19, 2021	Cayman Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
500.com USA Corporation (“500.com USA”)	July 21, 2014	USA	100%	Investment Holding
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	PRC	100%	Technology service
Star Light Inc. (“Star Light”)	January 29, 2021	Cayman Islands	100%	Investment Holding
Skill Esport Limited(“ Skill Esport”)	May 23, 2018	Hong Kong	100%	Cryptocurrency mining
Chongqing Yusheng Information Technology Limited (“Chongqing Yusheng”)	June 5, 2018	PRC	100%	Technology service
Blockchain Alliance Technologies Limited (“Blockchain Alliance Technologies”)	March 11, 2020	British Virgin Islands	100%	Investment Holding
Blockchain Alliance HK Limited (“Blockchain Alliance HK”)	April 9, 2020	Hong Kong	100%	Mining pool
Beijing Guixinyanghang Technology Limited (“Guixinyanghang”)	June 12, 2020	PRC	100%	Technology service
The Multi Group Ltd (“The Multi Group” or “TMG”)	June 26, 2015	Malta	100%	Investment Holding
Multi Warehouse Ltd******	December 3, 2014	Malta	93%	Online Gaming
Multi Brand Gaming Ltd******	October 3, 2014	Malta	93%	Online Gaming
Multilotto UK Ltd******	September1, 2016	Malta	93%	Online Gaming
Lotto Warehouse Ltd******	September1, 2016	Malta	93%	Online Gaming
Wasp Media Ltd******	August 12, 2016	Malta	93%	Online Gaming
Round Spot Services Ltd******	May 6, 2015	Cyprus	93%	Online Gaming
Multi Pay N.V.******	August 25, 2011	Curacao	93%	Online Gaming
Oddson Europe Ltd******	January10, 2018	Malta	93%	Online Gaming
Loto Interactive Limited (“Loto Interactive”)	November 26, 1998	Cayman Islands	59.79%	Investment holding
Brighten Express Limited*******	April 1, 2016	Hong Kong	59.79%	Investment holding
Rising Move International Limited*******	July 25, 2007	BVI	59.79%	Investment holding
Interactive Lab Limited*******	July 8, 2015	BVI	59.79%	Technology Service
Precious Success Holdings Limited*******	July 10, 2007	BVI	30.49%	Investment holding
PAL Development Limited*******	August 17, 2006	Hong Kong	30.49%	Investment holding
Global Score Asia Limited*******	April 18, 2005	BVI	59.79%	Investment holding
Trade Express Services Inc. *******	November 3, 2003	BVI	59.79%	Investment holding
Rise Accord Holdings Limited*******	April 30, 2013	BVI	59.79%	Investment holding
China Excellent Net Technology Investment Limited*******	July 2, 2009	Hong Kong	56.80%	Investment holding
Hong Kong Interactive Lab Limited*******	March 23, 2018	Hong Kong	59.79%	Technology Service
Virtual Asset Ratings Limited*******	July 26, 2018	BVI	30.49%	Technology Service
Loto Interactive Information Technology (Shenzhen) Limited*******	December14, 2017	PRC	59.79%	Investment holding
Shenzhen Lewanwuxian Information Technology Co., Ltd. *******	February 5, 2018	PRC	30.49%	Online Gaming
Interactive Medical Lab Limited*******	March 21, 2019	BVI	59.79%	Investment holding
Interactive Medical Lab Corporation	April 25, 2019	Delaware	59.79%	Investment holding
Might Winner Limited*******	August 9, 2019	Hong Kong	59.79%	Investment holding
H.K CB. Cute Technology Co., Limited*******	February 24, 2012	Hong Kong	59.79%	Investment holding
Shenzhen Quanjing Financial Leasing Co., Ltd *******	May 12, 2016	PRC	59.79%	Investment holding

VIEs
Shenzhen E-Sun Network Co., Ltd. (“E-Sun Network”)	December 7, 1999	PRC	—	Online Lottery Service
Shenzhen Youlanguang Science and Technology Co., Ltd. (“Youlanguang Technology”)	December 16, 2008	PRC	—	Online Lottery Service
Shenzhen Guangtiandi Science and Technology Co., Ltd. (“Guangtiandi Technology”)	December 16, 2008	PRC	—	Online Lottery Service
Zhejiang Keyinghuancai InformationTechnology Co., Ltd. (“Zhejiang Keyinghuancai”)	March 29, 2018	PRC	—	Online games Service

Subsidiaries of the VIEs
Shenzhen E-Sun Sky Network Technology Co., Ltd. (“E-Sun Sky Network”) *	May 22, 2006	PRC	—	Online Lottery Service
Hainan Jingli Network Technology Co., Ltd. (“Hainan Jingli”) **	May 3, 2018	PRC	—	Software Service
Shenzhen Yicai Network Technology Co., Ltd. (“Shenzhen Yicai”) ***	July 21, 2015	PRC	—	Online Lottery Service
Shenzhen Kaisheng Jinfu Enterprise Management Co., Ltd. (“Shenzhen Kaisheng”) ****	June 24, 2016	PRC	—	Online Spot Commodity Trading Services
Ganzi Changhe Hydropower Consumption Service Co., Ltd******	April 25, 2019	PRC	—	Data Analysis and Storage Service
Sichuan Lecaiyuntian Internet Technology Co., Ltd ******	February 21, 2019	PRC	—	Data Analysis and Storage Service
Chengdu Keying Interactive Information Technology Limited******	January 10, 2019	PRC	—	Data Analysis and Storage Service
Chengdu Yilaike Technology Co., Ltd. (“Chengdu Yilaike”) ******	December 1,2017	PRC	—	Data Analysis and Storage Service

*    A subsidiary of E-Sun Network

**    A subsidiary of E-Sun Sky Network

***    A subsidiary of Youlanguang Technology

****    A subsidiary of Guangtiandi Technology

******    A subsidiary of the Multi Group

******* A subsidiary of Loto Interactive

******** A subsidiary of Zhejiang Keyinghuancai

VIE
Carrying Amounts of Assets and Liabilities, Results of Operations and Cash Flows of VIEs

	As of	As of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$
ASSETS	Audited	Unaudited	Unaudited
Current assets:
Cash and cash equivalents	194,510	13,656	2,115
Restricted cash	1,242	1,250	194
Accounts receivables	—	20,138	3,119
Amounts due from intergroup companies	936	18,253	2,827
Amounts due from a related party	368	—	—
Prepayments and other current assets, net	12,781	66,712	10,332

Total current assets	209,837	120,009	18,587

Non-current assets:
Property and equipment, net	15,181	124,928	19,349
Intangible assets, net	1,229	1,011	157
Deposits	424	423	66
Long-term investments	35,192	32,370	5,013
Right-of-use assets	9,327	7,605	1,178
Other non-current assets	1,665	6,763	1,047

Total non-current assets	63,018	173,100	26,810

TOTAL ASSETS	272,855	293,109	45,397

LIABILITIES
Current liabilities:
Short-term borrowings	—	5,000	774
Accounts payable	—	5,855	907
Amounts due to intergroup companies	374,379	443,116	68,630
Accrued payroll and welfare payable	12,288	1,192	185
Accrued expenses and other current liabilities	36,870	70,190	10,871
Operating lease liabilities - current	3,710	4,006	620
Income tax payable	—	2,397	371

Total current liabilities	427,247	531,756	82,358

Non-current liabilities:
Long-term payables	526	406	63
Operating lease liabilities - non-current	5,807	4,374	678
Total non-current liabilities	6,333	4,780	741

TOTAL LIABILITIES	433,580	536,536	83,099

1.ORGANIZATION (continued)

Information on Variable Interest Entities (“VIEs”) (continued)

	For the six months ended June 30,
	2020	2021	2021
	RMB	RMB	US$
	Unaudited	Unaudited	Unaudited
Revenues	693	79,176	12,263
Net loss	(28,440)	(15,457)	(2,394)

	For the six months ended June 30,
	2020	2021	2021
	RMB	RMB	US$
Net cash used in operating activities	(29,426)	(9,181)	(1,422)
Net cash provided by (used in) investing activities	(35,842)	1,350	209
Net cash provided by financing activities	27,347	(173,925)	(26,938)